Offerings - Offering: 1	Jan. 27, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	7,619,505
Maximum Aggregate Offering Price	$ 531,650,961.38
Fee Rate	0.01531%
Amount of Registration Fee	$ 81,395.76
Offering Note
(1)
The number of shares of common stock, par value $0.01 per share, of Independent Bank Corp. (“Independent” and such shares, “Independent common stock”) being registered is based upon an estimate of (i) the exchange ratio of 0.60 of a share of Independent common stock for each share of common stock, par value $0.01 per share, of Enterprise Bancorp, Inc. (“Enterprise” and, such shares, the “Enterprise common stock”) multiplied by (ii) the estimated maximum number of 12,853,664 shares of Enterprise common stock (including shares of restricted stock awarded under Enterprise’s equity-based compensation plans) to be exchanged or converted for the securities being registered. Pursuant to Rule 416, this Registration Statement also covers an indeterminate number of shares of Independent common stock as may become issuable as a result of stock splits, stock dividends or similar transactions.

(2)
Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended (the “Securities Act”) and calculated in accordance with Rules 457(c) and 457(f)(1) promulgated thereunder. The aggregate offering price is (x) the average of the high and low prices of Enterprise’s common stock as reported on the NASDAQ Global Select Market on January 22, 2025 ($41.87) multiplied by (12,699,175) the maximum number of shares of Enterprise’s common stock to be converted in the merger.

(3)	Calculated by multiplying the estimated aggregate offering price of securities to be registered by 0.0001531.